Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Allowance for Probable Loan Losses
Summary of the transactions in the allowance for probable loan losses by loan class

	December 31, 2015
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,352	$12,955	$18,683	$846	$3,589	$4,683	$660	$1,060	$64,828
Losses charge to allowance	(24,802)	(695)	(492)	—	(157)	(275)	(704)	—	(27,125)
Recoveries credited to allowance	3,135	141	963	—	30	431	170	10	4,880
Net losses charged to allowance	(21,667)	(554)	471	—	(127)	156	(534)	10	(22,245)
Provision (credit) charged to operations	20,746	1,519	615	402	47	482	512	82	24,405
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988

	December 31, 2014
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,433	$12,541	$24,467	$776	$3,812	$4,249	$750	$1,133	$70,161
Losses charge to allowance	(19,110)	(680)	(1,893)	—	(351)	(661)	(719)	(51)	(23,465)
Recoveries credited to allowance	2,979	72	107	—	49	242	210	50	3,709
Net losses charged to allowance	(16,131)	(608)	(1,786)	—	(302)	(419)	(509)	(1)	(19,756)
Provision (credit) charged to operations	16,050	1,022	(3,998)	70	79	853	419	(72)	14,423
Balance at December 31,	$22,352	$12,955	$18,683	$846	$3,589	$4,683	$660	$1,060	$64,828

	December 31, 2013
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193
Losses charge to allowance	(11,737)	(278)	(600)	(5)	(632)	(620)	(561)	(22)	(14,455)
Recoveries credited to allowance	2,690	87	152	—	61	298	162	5	3,455
Net losses charged to allowance	(9,047)	(191)	(448)	(5)	(571)	(322)	(399)	(17)	(11,000)
Provision (credit) charged to operations	19,848	12	3,035	87	(7)	123	(140)	10	22,968
Balance at December 31,	$22,433	$12,541	$24,467	$776	$3,812	$4,249	$750	$1,133	$70,161

Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2015
	Loans individually		Loans collectively
	evaluated for		evaluated for
	impairment		impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$30,946	$1,704	$935,905	$19,727
Commercial real estate: other construction & land development	6,221	100	1,643,606	13,820
Commercial real estate: farmland & commercial	13,806	202	1,981,643	19,567
Commercial real estate: multifamily	777	200	138,671	1,048
Residential: first lien	5,699	—	404,545	3,509
Residential: junior lien	950	—	551,388	5,321
Consumer	1,297	—	56,447	638
Foreign	752	—	178,261	1,152
Total	$60,448	$2,206	$5,890,466	$64,782

	December 31, 2014
	Loans individually		Loans collectively
	evaluated for		evaluated for
	impairment		impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$40,175	$9,112	$1,049,311	$13,240
Commercial real estate: other construction & land development	10,876	1,890	1,404,101	11,065
Commercial real estate: farmland & commercial	14,166	1,219	1,887,233	17,464
Commercial real estate: multifamily	835	—	115,864	846
Residential: first lien	5,840	—	416,186	3,589
Residential: junior lien	2,895	—	485,405	4,683
Consumer	1,384	—	59,753	660
Foreign	—	—	185,221	1,060
Total	$76,171	$12,221	$5,603,074	$52,607

Loans accounted on non-accrual basis, by loan class

	2015	2014
	(Dollars in Thousands)
Domestic
Commercial	$30,894	$40,121
Commercial real estate: other construction & land development	3,668	8,621
Commercial real estate: farmland & commercial	11,543	11,903
Commercial real estate: multifamily	777	835
Residential: first lien	383	527
Residential: junior lien	21	1,523
Consumer	34	29
Foreign	365	—
Total non-accrual loans	$47,685	$63,559

Impaired loans, by loan class

	December 31, 2015
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$4,016	$4,156	$1,704	$3,758	$—
Commercial real estate: other construction & land development	167	169	100	893	—
Commercial real estate: farmland & commercial	4,003	4,309	202	4,444	92
Commercial real estate: multifamily	599	599	200	599	—
Total impaired loans with related allowance	$8,785	$9,233	$2,206	$9,694	$92

	December 31, 2015
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$26,930	$38,845	$30,847	$4
Commercial real estate: other construction & land development	6,054	6,204	6,455	85
Commercial real estate: farmland & commercial	9,803	10,717	7,258	—
Commercial real estate: multifamily	178	178	205	—
Residential: first lien	5,699	5,822	5,853	264
Residential: junior lien	950	972	1,182	68
Consumer	1,297	1,298	1,227	3
Foreign	752	752	548	17
Total impaired loans with no related allowance	$51,663	$64,788	$53,575	$441

The following tables detail key information regarding the Company’s impaired loans by loan class for the year ended December 31, 2014:

	December 31, 2014
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$19,944	$20,026	$9,112	$19,313	$—
Commercial real estate: other construction & land development	6,714	6,949	1,890	7,183	—
Commercial real estate: farmland & commercial	5,107	5,257	1,219	6,790	92
Total impaired loans with related allowance	$31,765	$32,232	$12,221	$33,286	$92

	December 31, 2014
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$20,231	$20,260	$18,563	$4
Commercial real estate: other construction & land development	4,162	4,270	4,882	74
Commercial real estate: farmland & commercial	9,059	10,562	8,664	—
Commercial real estate: multifamily	835	835	363	—
Residential: first lien	5,840	6,034	6,293	273
Residential: junior lien	2,895	2,915	3,035	90
Consumer	1,384	1,386	1,402	3
Foreign	—	—	—	—
Total impaired loans with no related allowance	$44,406	$46,262	$43,202	$444

Loans accounted for as trouble debt restructuring, by loan class

	December 31, 2015	December 31, 2014
	(Dollars in Thousands)
Domestic
Commercial	$2,419	$2,500
Commercial real estate: other construction & land development	2,553	2,254
Commercial real estate: farmland & commercial	2,853	2,861
Residential: first lien	5,316	5,313
Residential: junior lien	929	1,371
Consumer	1,263	1,354
Foreign	386	—

Total troubled debt restructuring	$15,719	$15,653

Information regarding the aging of past due loans, by loan class

	December 31, 2015
				90 Days or
	30 - 59	60 - 89	90 Days or	greater &	Total		Total
	Days	Days	Greater	still accruing	Past due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,361	$940	$28,615	$2,566	$32,916	$933,936	$966,852
Commercial real estate: other construction & land development	193	293	3,502	—	3,988	1,645,839	1,649,827
Commercial real estate: farmland & commercial	2,684	1,328	8,292	3,373	12,304	1,983,144	1,995,448
Commercial real estate: multifamily	49	442	826	49	1,317	138,131	139,448
Residential: first lien	5,299	1,545	4,295	4,093	11,139	399,105	410,244
Residential: junior lien	713	413	646	640	1,772	550,566	552,338
Consumer	646	175	487	453	1,308	56,436	57,744
Foreign	2,639	83	807	442	3,529	175,484	179,013
Total past due loans	$15,584	$5,219	$47,470	$11,616	$68,273	$5,882,641	$5,950,914

	December 31, 2014
				90 Days or
	30 - 59	60 - 89	90 Days or	greater &	Total		Total
	Days	Days	Greater	still accruing	Past due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,103	$2,665	$40,665	$2,890	$47,433	$1,042,053	$1,089,486
Commercial real estate: other construction & land development	596	10	8,707	439	9,313	1,405,664	1,414,977
Commercial real estate: farmland & commercial	2,905	7,131	10,724	1,711	20,760	1,880,639	1,901,399
Commercial real estate: multifamily	351	—	856	21	1,207	115,492	116,699
Residential: first lien	5,895	1,864	4,267	3,901	12,026	410,000	422,026
Residential: junior lien	899	231	1,931	431	3,061	485,239	488,300
Consumer	896	216	507	482	1,619	59,518	61,137
Foreign	1,616	98	113	113	1,827	183,394	185,221
Total past due loans	$17,261	$12,215	$67,770	$9,988	$97,246	$5,581,999	$5,679,245

Summary of the loan portfolio by credit quality indicator, by loan class

		December 31, 2015
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$771,999	$42,152	$31,539	$90,215	$30,946
Commercial real estate: other construction & land development	1,582,683	1,164	13,765	45,994	6,221
Commercial real estate: farmland & commercial	1,849,587	2,283	37,765	92,008	13,806
Commercial real estate: multifamily	138,546	—	—	125	777
Residential: first lien	401,053	—	—	3,492	5,699
Residential: junior lien	551,138	—	—	250	950
Consumer	56,440	—	—	7	1,297
Foreign	178,261	—	—	—	752
Total	$5,529,707	$45,599	$83,069	$232,091	$60,448

		December 31, 2014
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$961,490	$38,382	$3,793	$45,646	$40,175
Commercial real estate: other construction & land development	1,353,971	1,005	10,428	38,697	10,876
Commercial real estate: farmland & commercial	1,754,741	11,674	23,453	97,365	14,166
Commercial real estate: multifamily	115,729	—	—	135	835
Residential: first lien	412,668	3,500	—	18	5,840
Residential: junior lien	484,968	—	—	437	2,895
Consumer	59,622	—	—	131	1,384
Foreign	185,221	—	—	—	—
Total	$5,328,410	$54,561	$37,674	$182,429	$76,171